Inventories (Tables)	9 Months Ended
Sep. 30, 2022
Inventories
Schedule of inventories

Inventories

in € THOUS

	September 30,	December 31,
	2022	2021

Finished goods	1,380,547	1,233,197
Health care supplies	576,618	452,073
Raw materials and purchased components	313,203	247,478
Work in process	139,315	105,266
Inventories	2,409,683	2,038,014